CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED STATEMENTS OF OPERATIONS
Revenue	$ 350	$ 126	$ 763	$ 793	$ 2,119
Costs and expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	173	82	477	529	880
Sales and marketing	72	43	201	199	286
Technology and content	90	57	264	277	339
General and administrative	65	39	213	181	255
Charges	2		14	206	12
Depreciation and amortization	44	34	154	148	141
TOTAL EXPENSES	446	255	1,323	1,540	1,913
Operating loss	(96)	(129)	(560)	(747)	206
Interest expense	(19)	(11)	(53)	(27)	(15)
Other income, net		5	8	14	(3)
Loss before income taxes and share of losses from equity method investments	(115)	(135)	(653)	(759)	193
Benefit from income taxes	25	22	186	145	(60)
Share of losses from equity method investments	(1)	(1)	(8)	(5)	5
Net loss	(91)	(114)	(475)	(619)	138
Net loss attributable to non-controlling interests in subsidiaries			(2)	(1)	4
Net (loss) income	(91)	(114)	(473)	(618)	134
Preferred shares dividend	(5)
Net loss attributable to the shareholders of the Company's ordinary shares	$ (96)	$ (114)	$ (483)	$ (618)	$ 134
Loss per share attributable to the shareholders of the Company's ordinary shares - Basic and Diluted:
Loss per share - Basic	$ (2.15)	$ (3.16)	$ (12.91)	$ (17.18)	$ 3.72
Loss per share - Diluted	$ (2.15)	$ (3.16)	$ (12.91)	$ (17.18)	$ 3.61
Weighted average number of shares outstanding - Basic	44,413,972	36,000,000	37,406,171	36,000,000	36,000,000
Weighted average number of shares outstanding - Diluted	44,413,972	36,000,000	37,406,171	36,000,000	37,102,120